Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Audit fees	$ 350	$ 400
Legal fees	136	122
Other professional fees	1,686	1,739
Vessel operating and voyage expenses	23,992	24,406
Loan and interest rate swaps interest and financing fees	7,570	4,083
Income tax	250	60
Total Accrued Liabilities	$ 33,984	$ 30,810